Interest Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 47,295	$ 41,643
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	39,176	33,688
Mortgage-backed securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	6,404	6,049
Investment securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 1,715	$ 1,906